Finance Costs	12 Months Ended
Dec. 31, 2022
Finance Costs [Abstract]
Finance Costs
8.	FINANCE COSTS

	For the year ended December 31,
	2020	2021	2022
	HK$	HK$	HK$
Interests on margin loans payable	12,475,296	—	—
Interests on convertible bond	7,717,348	8,085,419	430,702
Interests on bank borrowings	1,317,435	4,740,504	6,298,576

	21,510,079	12,825,923	6,729,278